Pay vs Performance Disclosure - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (590,898)	$ (987,293)	$ (3,534,550)	$ (19,093,964)